Bank Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Bank Borrowings [Abstract]
BANK BORROWINGS

NOTE 7. BANK BORROWINGS

The Group entered into loan agreements and bank facilities with Chinese banks.

The original terms of the loans from Chinese banks range from 5 to 12 months and the interest rates range from 3.80% to 6.00% per annum.

Changes in bank borrowings are as follows:

	Three Months Ended March 31,
	2021	2022
Beginning balance	$12,184	$13,301
Proceeds from bank borrowings	13,445	—
Repayments of principal	(12,265)	—
Exchange difference	(208)	34
Ending balance	$13,156	$13,335

All balance of bank borrowings as of March 31, 2022 and December 31, 2021 are current borrowings.

Certain assets of the Group had been pledged to secure the above banking facilities granted to the Group. The aggregate carrying amount of the assets pledged by the Group as of December 31, 2021 and March 31, 2022 are as follows:

	December 31, 2021	March 31, 2022
Buildings	$31,361	$31,055
Machinery and equipment	7,376	6,559
Land use rights	4,470	4,466
Total	$43,207	$42,080

12. BANK BORROWINGS

The Group entered into loan agreements and bank facilities with Chinese banks and a German bank.

The original terms of the loans from Chinese banks range from 4 to 12 months and the interest rates range from 3.80% to 6.00% per annum. As of December 31, 2021, the balance of the loans from Chinese banks were $13,301.

The bank facility agreement with the German bank includes a $13,013 (EUR11 million) 8-year maturity term loan and a $4,732 (EUR4 million) revolving facility (“German Bank Facility Agreement”). The interest rate of the 8-year maturity term loan is EURIBOR plus a margin rate determined by the financial leverage ratio of the Group. The $4,732 (EUR4 million) revolving facility at 6.00% annual interest, needs to be renewed every year (60 days in advance). During the year ended December 31, 2021, the Group drew down the 8-year maturity term loan to the amount of $9,660. On October 1, 2021, the Company entered into the termination agreement with the German Bank to cancel the German Bank Facility Agreement. All outstanding amounts under the loan were repaid on October 8, 2021.

Changes in bank borrowings were as follows:

	Year Ended December 31,
	2019	2020	2021
Beginning balance	$66,267	$11,922	$12,184
Proceeds from bank borrowings	17,735	17,308	38,926
Repayments of principal	(71,674)	(17,815)	(37,568)
Exchange difference	(406)	769	(241)
Ending balance	$11,922	$12,184	$13,301

All balance of bank borrowings as of December 31, 2021 is current borrowings.

Certain assets of the Group had been pledged to secure the above banking facilities granted to the Group. The aggregate carrying amount of the assets pledged by the Group as of December 31, 2020 and December 31, 2021 are as follows:

	December 31, 2020	December 31, 2021
Buildings	$22,732	$31,361
Machinery and equipment	19,297	7,376
Land use rights	2,789	4,470
Total	$44,818	$43,207